Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity
21.	Equity
a)	Authorized capital

The Company is authorized to increase its capital up to the limit of 600 million shares, subject to approval of the Board of Directors, which will decide on the payment terms, the issued share characteristics, and the issue price.

b)	Subscribed and paid-in share capital

As of December 31, 2023, subscribed and paid-share in capital was R$2,031,408 (2022 - R$2,031,408) represented by 1,959,752 thousand registered common shares without par value (2022 - 1,959,752 thousand).

On September 29, 2021, the parent company (Vitru Limited) carried out a capital increase in the Company in the amount of R$ 239,809 referring to the need for cash to pay obligations relating to the acquisition of subsidiaries. A total of 216,405 thousand new shares were issued by the Company due to this capital increase.

On June 30, 2022, the parent company (Vitru Limited) carried out a capital increase in the Company in the amount of R$ 560,990 relating to the transfer of the controlling company's shares issued as consideration for the Unicesumar business combination (Note 4). A total of 451,203 thousand new shares were issued by the Company due to this capital increase.

On October 27, 2022, the controlling company Vitru Limited carried out a capital increase in the Company in the amount of R$682,229 relating to the Company's cash needs. A total of 622,312 thousand new shares were issued by the companydue to this capital increase.

c)	Profit distribution

The Company’s bylaws require the distribution of dividends equivalent to 1% of profit for the year.

In June 2023, the distribution of R$40,000 was determined to be distributed by December 31, 2024, as an advance of dividends from the Company's profit reserve, of which R$20,515 has already been distributed.

In addition to the dividends distributed in June, the minimum mandatory dividends in the amount of R$ 1,227 were distributed at the end of the fiscal year 2023. In the year ending December 31, 2022, no dividends were distributed.

d)	Earnings reserve

Legal reserve

The legal reserve is constituted annually as an allocation of 5% of the net profit for the year, limited to 20% of the share capital. The goal of the legal reserve is to protect capital and can only be used to offset losses and increase capital. In the year ended on December 31, 2023, the amount allocated to the legal reserve was R$ 6,134 (2022 – R$ 4,657).

Statutory reserve

The Company's statutory reserve is called Investment Reserve, whose purpose is to finance the expansion of activities of the Company and/or its controlled companies, and its balance adds to the other profit reserves, except the contingencies, tax incentives and profits to be realized, may not exceed the value of the Company's share capital. In the year ending in on December 31, 2023, the amount allocated to the statutory reserve was R$ 115,310 (2022 – R$ 88,483).

e)	Capital reserves

Share-based compensation

The capital reserve is represented by reserve for share-based compensation programs classified as equity-settled, as detailed in Note 23.

The share-based payment reserve is used to recognize:

●	the grant date fair value of the options issued to employees but not exercised.
●	the fair value of the shares issued to employees on grant date upon exercise of the options.